Long-term investments - Investments accounted for at fair value (Details) ¥ in Thousands		1 Months Ended	12 Months Ended
	Mar. 31, 2022 CNY (¥) item	Mar. 31, 2022 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Equity method investments
Cost Basis			¥ 68,970	¥ 68,970	¥ 68,970
Gross Unrealized Gains			661	1,067
Gross Unrealized Losses			(16,051)	(11,646)	(2,500)
Fair value			53,580	58,391	66,470
Income (loss) from equity method investments			(3,726)	(523)	51
Gain arising from such investment and disposal				(700)
Long-term investment income/(loss), net
Equity method investments
Loss from change in fair value			4,800	8,100	2,500
Hangzhou Jialin
Equity method investments
Cost Basis			40,000	40,000	40,000
Gross Unrealized Gains			87	964
Fair value			40,087	40,964	40,000
Company A
Equity method investments
Cost Basis			5,000	5,000	5,000
Gross Unrealized Losses			(3,551)	(2,537)
Fair value			1,449	2,463	5,000
Company B
Equity method investments
Cost Basis			10,000	10,000	10,000
Gross Unrealized Losses			(10,000)	(6,342)
Fair value				3,658	10,000
Company C
Equity method investments
Cost Basis			8,470	8,470	8,470
Gross Unrealized Gains			72	103
Fair value			8,542	8,573	8,470
Others
Equity method investments
Cost Basis			5,500	5,500	5,500
Gross Unrealized Gains			502
Gross Unrealized Losses			(2,500)	(2,767)	(2,500)
Fair value			3,502	2,733	3,000
36Kr Global Holding (HK) Limited
Equity method investments
Income (loss) from equity method investments			(3,700)	(500)	100
Hangzhou Jialin
Equity method investments
Percentage of investment held	7.273%	7.273%
Number of investors | item	1
Percentage of equity interest transferred as consideration for investment	100
Fair value of equity interests	¥ 40,000	¥ 40,000
Gain arising from such investment and disposal		¥ 38,000	900	1,000	0
Equity investments accounted for at fair value			¥ 40,000	¥ 41,000	¥ 40,000